Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Options Tables
Summary of the status of all of the Company's stock option

The following is a summary of stock option activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	-
Stock options granted	5,000,000	$2.00	No expiration	$-
Stock options forfeited	-
Stock options expired	-
Stock options exercised	-
Outstanding, March 31, 2014	5,000,000	$2.00	No expiration	$-
Exercisable, March 31, 2014	5,000,000	$2.00	No expiration	$-

The following is a summary of the status of all of the Company’s stock option as of December 31, 2013 and changes during the year ended on that date:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2012	200,000	$0.55	1.8
Granted	-	$-	-
Exercised	(200,000)	$0.55	1.68
Cancelled	-	$-	-
Outstanding at December 31, 2013	-	$-	-
Exercisable at December 31, 2013	-	$-	-